Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 3 – Stock-Based Compensation

As of December 31, 2013, we have a single stock incentive plan approved by our stockholders, the 2013 Stock Incentive Plan (the “Plan”), for the granting of stock-based incentive awards, including incentive stock options, non-qualified stock options, and restricted stock to employees, consultants, and members of our Board. The Plan was originally adopted in 2012, and a maximum of 2,164,500 shares were reserved for issuance under the Plan. In connection with the Merger in December, 2013, the Company modified the maximum number of shares authorized to be issued under the Plan to 1,000,000 shares. As of March 31, 2014, 413,076 shares were available for grant under the Plan.

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options. The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company determined the initial expected life based on a simplified method in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, giving consideration to the contractual terms, vesting schedules, and pre-vesting and post-vesting forfeitures.

During the three months ended March 31, 2014 and 2013, the Company recorded $227,264 and $35,864, respectively, of stock-based compensation, which is included in general and administrative expense in the accompanying consolidated statement of operations. Total unamortized stock-based compensation expense at March 31, 2014, was $1,358,510 and will be fully expensed through 2016.

H. Stock-Based Compensation

As of December 31, 2013, the Company has a single stock incentive plan approved by its stockholders, the 2013 Stock Incentive Plan (the “Plan”), for the granting of stock-based incentive awards, including incentive stock options, non-qualified stock options, and restricted stock to employees, consultants, and members of the Company’s Board of Directors. The Plan was originally adopted in 2012, and a maximum of 2,164,500 shares were reserved for issuance under the Plan. As a result of the Merger, the Company modified the maximum number of shares authorized to be issued under the Plan to 1,000,000 shares. As of December 31, 2013, 431,828 shares were available for grant under the Plan.

Stock Options

Options granted vest over a period of two years, subject to the optionee’s continued employment or service, and an option granted under the Plan may have an expiration date not longer than ten years following the date of grant. The Plan specifies that the per share exercise price of an incentive stock option may not be less than 110% of the fair market value of the Company’s common stock on the date of grant, and the per share exercise price of a non-qualified stock option may not be less than the fair market value of the Company’s common stock on the date of grant. The Company’s general practice has been to grant options with a per share exercise price equal to the fair market value of the Company’s common stock on the date of grant.

Stock option transactions in the Plan are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2012	-	$-
Granted	161,429	2.65	10.00
Forfeited	-	-
Exercised	-	-
Balance at December 31, 2012	161,429	$2.65	9.54
Granted	430,000	6.00	9.84
Forfeited	(15,753)	2.78	10
Exercised	(18,375)	0.09
Balance at December 31, 2013	557,301	$5.32	9.29
Exercisable at December 31, 2013	9,193	$2.77	8.61

As of December 31, 2013, the range of exercise prices for outstanding options was $0.09 – $6.00.

The fair value of options issued for the year ended December 31, 2013 and 2012, were estimated to be $1.7 million and $0.3 million respectively, at the date of grant using a Black-Scholes option-pricing model using the following weighted average assumptions:

Volatility	75%
Expected lives	5.75 years
Expected dividend yield	—
Risk free rates	2.35%

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options. The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company determined the initial expected life based on a simplified method in accordance with ASC Topic 718, giving consideration to the contractual terms, vesting schedules, and pre-vesting and post-vesting forfeitures.

During the years ended December 31, 2013 and 2012, the Company recorded $340,084 and $50,234 of stock-based compensation, respectively, which is included in general and administrative expense in the accompanying consolidated statement of operations. Total unamortized stock-based compensation expense at December 31, 2013, was $1,538,835 and will be fully expensed through 2015.